Property and Equipment - Schedule of Changes in Equipment (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	€ 1,659
Depreciation	(551)	[1]	€ (312)	€ (319)
Closing balance	3,172	[2]	1,659
Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	879		917
Additions	349		284
Disposals	(9)		(5)
Depreciation	(278)		(298)
- Impairments	(1)		(5)
Exchange rate differences	2		(13)
Changes in the composition of the group and other changes	(3)		(2)
Closing balance	940		879	917
Equipment [member] | Data Processing Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	290		291
Additions	149		148
Disposals	(1)		(1)
Depreciation	(136)		(133)
- Impairments	0		(4)
Exchange rate differences	1		(8)
Changes in the composition of the group and other changes	3		(4)
Closing balance	307		290	291
Equipment [member] | Fixtures and fittings and other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	589		626
Additions	200		136
Disposals	(8)		(4)
Depreciation	(142)		(164)
- Impairments	(1)		(1)
Exchange rate differences	1		(5)
Changes in the composition of the group and other changes	(5)		1
Closing balance	633		589	€ 626
Gross carrying amount [member] | Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	3,651
Closing balance	3,886		3,651
Gross carrying amount [member] | Equipment [member] | Data Processing Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	1,346
Closing balance	1,479		1,346
Gross carrying amount [member] | Equipment [member] | Fixtures and fittings and other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	2,305
Closing balance	2,408		2,305
Accumulated depreciation [member] | Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	2,771
Closing balance	2,946		2,771
Accumulated depreciation [member] | Equipment [member] | Data Processing Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	1,055
Closing balance	1,171		1,055
Accumulated depreciation [member] | Equipment [member] | Fixtures and fittings and other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	1,716
Closing balance	1,774		1,716
Accumulated impairments [member] | Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	1
Closing balance	1		1
Accumulated impairments [member] | Equipment [member] | Data Processing Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	1
Closing balance	1		1
Accumulated impairments [member] | Equipment [member] | Fixtures and fittings and other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	0
Closing balance	€ 1		€ 0

[1]	Includes depreciation expenses of right-of-use assets as recognised under IFR S 16.
[2]

1 The amounts for the period ended December 2019 have been prepared in accordance with IFRS 16. The right-of-use-assets are presented under line-item 'Property and Equipment' and the lease liability is included in line-item 'Other liabilities'. Prior period amounts have not been restated.